REVENUE EARNING ROBOTS (Details Narrative) - USD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Restructuring Cost and Reserve [Line Items]
Depreciation expense	$ 854,047	$ 478,115
Robotic Assistance Devices LLC [Member]
Restructuring Cost and Reserve [Line Items]
Revenue earning	2,166,081	584,177
Write off assets	748,243
Depreciation expense	681,042	345,178
Finished goods inventory on assets	326,180
Iinventory transfers		$ 871,334
Robotic Assistance Devices LLC [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Depreciation expense	490,295
Disposed of a revenue earning device	$ 257,948